Income Taxes (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2012 Deferred tax liabilities recorded for intangibles and fixed assets Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Deferred tax liabilities recorded for intangibles and fixed assets Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Year-to-date losses	Dec. 31, 2011 Year-to-date losses
Valuation allowance
Change in valuation allowance	$ (3.4)	$ (9.0)	$ 9.5	$ 1.8